Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Gain/(Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 1,033	$ 124,602		$ (86,331)	$ 39,304
Balance, shares at Dec. 31, 2007	103,369
Restricted stock issued, net	11	(11)
Restricted stock issued, net, shares	1,107
Exercise of stock options, net	1	3			4
Exercise of stock options, shares	96
Stock issued for services	7	1,279			1,286
Stock issued for services, shares	672
Net unrealized gain/(loss) on investments			(3)		(3)
Stock-based compensation		8,510			8,510
Net loss				(27,045)	(27,045)
Balance at Dec. 31, 2008	1,052	134,383	(3)	(113,376)	22,056
Balance, shares at Dec. 31, 2008	105,244
Net proceeds from sale of common stock	67	4,921			4,988
Net proceeds from sale of common stock, shares	6,667
Restricted stock issued, net	19	(19)
Restricted stock issued, net, shares	1,906
Exercise of warrants	2	(2)
Exercise of warrants, shares	194
Stock issued for services	5	1,013			1,018
Stock issued for services, shares	524
Net unrealized gain/(loss) on investments			3		3
Stock-based compensation		9,191			9,191
Net loss				(21,228)	(21,228)
Balance at Dec. 31, 2009	1,145	149,487		(134,604)	16,028
Balance, shares at Dec. 31, 2009	114,535
Restricted stock issued, net	5	(5)
Restricted stock issued, net, shares	501
Exercise of stock options, net	2	(1)			1
Exercise of stock options, shares	235
Stock issued for services		29			29
Stock issued for services, shares	20
Stock-based compensation		8,726			8,726
Net loss				(7,549)	(7,549)
Balance at Dec. 31, 2010	$ 1,152	$ 158,236		$ (142,153)	$ 17,235
Balance, shares at Dec. 31, 2010	115,291